Flow-through Share Premium Liability	12 Months Ended
Dec. 31, 2020
September 22, 2017 [member]
Flow-through Share Liability

Flow-through shares are issued at a premium, calculated as the difference between the price of a flow-through share and the price of a common share at that date. Tax deductions generated by eligible expenditures are passed through to the shareholders of the flow-through shares once the eligible expenditures are incurred and renounced.

In July 2019, the Company completed a non-brokered flow-through private placement. The placement consisted of 633,334 flow-through common shares (pre-consolidation) priced at $3.00 per flow-through share (pre-consolidation) for gross proceeds of $1.9 million which were to be used exclusively for exploration on the Committee Bay project. The flow-through spending commitment was fulfilled.

In July 2020, in response to the economic impact of COVID-19, the Government of Canada extended the timelines for eligible expenditures from 24 to 36 months.

In September 2020, the Company completed an equity financing by raising gross proceeds of $23 million (the “September 2020 Offering”) through the issuance of 7,750,000 subscription receipts (the “Subscription Receipts”); gross proceeds were held in escrow until the completion of the Transaction on October 9, 2020. Out of the Subscription Receipts sold, 5,000,000 were flow-through receipts for gross proceeds of $17.5 million and were exchanged for Fury Gold common shares designated as flow-through shares, while 2,750,000 Subscription Receipts were sold as non-flow-through for gross proceeds of $5.5 million and exchanged for Fury Gold common shares. The flow-through proceeds will be used for mineral exploration in Québec. The Company is committed to incur exploration expenditures before December 31, 2022 in the amount of $17.5 million, which was renounced to investors in December 2020.

As a result of the acquisition of Eastmain (note 4ii), the Company assumed a flow-through share premium liability of $590, representing the remaining expenditures to be incurred on the Québec projects before December 31, 2022, and which was renounced to investors in December 2020.

The flow-through share funding and expenditures along with the corresponding impact on the flow-through share premium liability were as follows:

	Flow-through funding and expenditures				Flow-through
	Québec	Nunavut	British Columbia	Total	premium liability
Balance at December 31, 2018	$-	$433	$737	$1,170	$317
Flow-through funds raised	-	1,900	-	1,900	557
Flow-through eligible expenditures	-	(2,309)	(737)	(3,046)	(867)
Balance at December 31, 2019	$-	$24	$-	$24	$7
Flow-through liability assumed	2,391	-	-	2,391	590
Flow-through funds raised	17,500	-	-	17,500	7,500
Flow-through eligible expenditures	(1,812)	(24)	-	(1,836)	(453)
Balance at December 31, 2020	$18,079	$-	$-	$18,079	$7,644